Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2022
Prospectus

The following information replaces similar information for Brokerage and Investment Management Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Charlie Ackerman (Co-Portfolio Manager) has managed the fund since 2018.
Pierre Sorel (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces similar information for Insurance Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Peter Deutsch (Co-Portfolio Manager) has managed the fund since 2013.
Fahim Razzaque (Co-Portfolio Manager) has managed the fund since 2022.
It is expected that Mr. Deutsch will retire effective on or about December 31, 2022. At that time, Mr. Razzaque will assume sole portfolio manager responsibilities.
The following information replaces similar biographical information for Brokerage and Investment Management Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Charlie Ackerman is Co-Portfolio Manager of Brokerage and Investment Management Portfolio, which he has managed since 2018. Since joining Fidelity Investments in 2006, Mr. Ackerman has worked as a research analyst and portfolio manager.
Pierre Sorel is Co-Portfolio Manager of Brokerage and Investment Management Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.
The following information replaces similar biographical information for Insurance Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Peter Deutsch is Co-Portfolio Manager of Insurance Portfolio, which he has managed since 2013. Since joining Fidelity Investments in 2010, Mr. Deutsch has worked as an equity research analyst and portfolio manager.
Fahim Razzaque is Co-Portfolio Manager of Insurance Portfolio, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Razzaque has worked as a managing director of research, research analyst, and portfolio manager.
It is expected that Mr. Deutsch will retire effective on or about December 31, 2022. At that time, Mr. Razzaque will assume sole portfolio manager responsibilities.

SELFIN-PSTK-0423-134 1.916419.134	April 5, 2023